Insurance Contract Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2019	Oct. 01, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 16,049.3	$ 14,504.8
Net loss reserves, case reserves	9,409.3	9,731.5
Net loss reserves, IBNR	13,213.3	12,689.6
Net earned premium	12,066.0	9,721.4
Loss reserve development	462.7	462.7	$ 777.2	$ 1,436.7	$ 1,465.8	$ 1,447.3	$ 1,200.6	$ 547.3	$ 441.0	$ (439.5)
Net
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	22,622.6	$ 22,421.1
RiverStone (UK)
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gain related to Part VII transfer	103.7
Insurance contract liabilities	553.2
Cash transferred												$ 670.5
Net earned premium	37.5
Consideration received	633.0
Insurance contract liabilities, net	529.3
RiverStone (UK)
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Insurance contract liabilities												$ 566.8
UK Insurer | RiverStone (UK)
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Profit commission payable	$ (18.8)
Forecast | European Run-off
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Insurance contract liabilities, net											$ 549.0